Basis of preparation of the consolidated financial statements - Consolidated financial impacts - Consolidated statement of comprehensive income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of revision of consolidated statement of comprehensive income
Net (loss) income for the year	$ (652,506)	$ (157,516)	$ 93,142
Other comprehensive (loss) income, net of income tax - items that can be reclassified to the income statement
Cash flow hedge accounting	(98)	1,332	(2,318)
Deferred income tax	101	(453)	126
Translation adjustment of foreign subsidiaries	(138,840)	(21,115)	(9,959)
Total other comprehensive income (loss), net of income tax, items that can be reclassified to the income statement	(138,837)	(20,236)	(12,151)
Total comprehensive (loss) income for the year	(792,218)	(177,752)	80,991
Attributable to NEXA's shareholders	(682,132)	(172,453)	75,094
Attributable to non-controlling interests	$ (110,086)	(5,299)	5,897
As previously reported
Disclosure of revision of consolidated statement of comprehensive income
Net (loss) income for the year		(159,007)	90,976
Other comprehensive (loss) income, net of income tax - items that can be reclassified to the income statement
Cash flow hedge accounting		1,332	(2,318)
Deferred income tax		(453)	126
Translation adjustment of foreign subsidiaries		(54,765)	(9,959)
Total other comprehensive income (loss), net of income tax, items that can be reclassified to the income statement		(53,886)	(12,151)
Total comprehensive (loss) income for the year		(212,893)	78,825
Attributable to NEXA's shareholders		(207,594)	72,928
Attributable to non-controlling interests		(5,299)	5,897
Adjustment
Disclosure of revision of consolidated statement of comprehensive income
Net (loss) income for the year		1,491
Other comprehensive (loss) income, net of income tax - items that can be reclassified to the income statement
Translation adjustment of foreign subsidiaries		33,650
Total other comprehensive income (loss), net of income tax, items that can be reclassified to the income statement		33,650
Total comprehensive (loss) income for the year		35,141
Attributable to NEXA's shareholders		35,141
Deferred tax adjustments
Disclosure of revision of consolidated statement of comprehensive income
Net (loss) income for the year		1,491	2,166
Other comprehensive (loss) income, net of income tax - items that can be reclassified to the income statement
Total other comprehensive income (loss), net of income tax, items that can be reclassified to the income statement			2,166
Total comprehensive (loss) income for the year		$ 1,491	2,166
Attributable to NEXA's shareholders			$ 2,166